Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions		Jun. 30, 2026		Jun. 30, 2025
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount		$ 24,870		$ 22,412
Expected future interest payments, contractual amount		10,383		9,040
Derivatives related to debentures, contractual amount		2,034		1,565
Other financial liabilities, contractual amount		360	[1]	549
Total carrying amount		36,310
Obligations under lease liabilities, contractual amount	[2]	4,532		3,993
Trade and other payables, contractual amount	[3]	7,539		6,580
Total, contractual amount		49,718		44,139
Bank loans, debentures and other loans, carrying amount		23,625		21,543
Derivatives related to debentures, carrying amount		1,306		1,056
Other financial liabilities, carrying amount		344	[1]	522
Lease liabilities	[2],[4]	3,496		2,953
Trade and other payables, carrying amount	[3]	7,539		6,580
Total financial liabilities		40,583		32,654
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount		1,747		1,380
Expected future interest payments, contractual amount		1,111		1,062
Derivatives related to debentures, contractual amount		164		129
Other financial liabilities, contractual amount		109	[1]	214
Obligations under lease liabilities, contractual amount	[2]	1,088		787
Trade and other payables, contractual amount	[3]	7,491		6,547
Total, contractual amount		11,710		10,119
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount		2,871		1,757
Expected future interest payments, contractual amount		1,015		960
Derivatives related to debentures, contractual amount		200		56
Other financial liabilities, contractual amount		84	[1]	82
Obligations under lease liabilities, contractual amount	[2]	724		603
Trade and other payables, contractual amount	[3]	31		11
Total, contractual amount		4,925		3,469
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount		6,167		7,316
Expected future interest payments, contractual amount		2,451		2,267
Derivatives related to debentures, contractual amount		287		151
Other financial liabilities, contractual amount		167	[1]	253
Obligations under lease liabilities, contractual amount	[2]	1,103		938
Trade and other payables, contractual amount	[3]	17		19
Total, contractual amount		10,192		10,944
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount		14,085		11,959
Expected future interest payments, contractual amount		5,806		4,751
Derivatives related to debentures, contractual amount		1,383		1,229
Other financial liabilities, contractual amount		0	[1]	0
Obligations under lease liabilities, contractual amount	[2]	1,617		1,665
Trade and other payables, contractual amount	[3]	0		3
Total, contractual amount		$ 22,891		$ 19,607

[1]	Excludes other financial liabilities associated with the Antamina silver streaming agreement, as future repayments are not based on fixed contractual amounts but variable and linked to Antamina's future production.
[2]	Lease liabilities due for payment in more than five years includes US$734 million (2025: US$820 million) due for payment in more than ten years.
[3]	Excludes input taxes of US$88 million (2025: US$90 million) included in other payables.
[4]	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.